Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating lease, description	The Company’s leases have original lease periods expiring between 2023 and 2034.
Impairment amount		$ 1,439
Operating lease liability	$ 9,789	$ 10,964